UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-03630)

Exact name of registrant as specified in charter:	Putnam California Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2018

Date of reporting period:	June 30, 2018

Item 1. Schedule of Investments:

Putnam California Tax Exempt Income Fund

The fund's portfolio
6/30/18 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FCS — Farm Credit System
FGIC — Financial Guaranty Insurance Company
FHL Banks Coll. — Federal Home Loan Banks System Collateralized
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
FRN — Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 0.xx% as of the close of the reporting period.
MUNICIPAL BONDS AND NOTES (99.5%)(a)
	Rating(RAT)	Principal amount	Value

California (98.4%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds
(Sharp Hlth. Care), 6.25%, 8/1/39 (Prerefunded 8/1/19)	AA	$14,000,000	$14,731,360
(Episcopal Sr. Cmntys.), 6.125%, 7/1/41	A-/F	2,045,000	2,244,572
(Episcopal Sr. Cmntys.), Ser. A, 5.00%, 7/1/42	A-/F	700,000	744,730
(O'Connor Woods), 5.00%, 1/1/33	AA-	2,300,000	2,556,312

ABAG Fin. Auth. for Nonprofit Corps. Special Tax Bonds, (Windemere Ranch Infrastrucure Fin. Program), Ser. A, AGM
5.00%, 9/2/34	AA	420,000	486,121
5.00%, 9/2/33	AA	745,000	867,471
5.00%, 9/2/32	AA	350,000	409,378
5.00%, 9/2/30	AA	2,080,000	2,447,536

ABAG Fin. Auth. Non-Profit Corps Insd. Sr. Living Rev. Bonds, (Odd Fellows Home of CA), Ser. A
5.00%, 4/1/42	AA-	1,000,000	1,101,740
5.00%, 4/1/32	AA-	3,000,000	3,333,450

Alameda Cnty., Joint Pwrs. Auth. Lease Rev. Bonds, (Multiple Cap.), Ser. A, 5.00%, 12/1/34	Aa1	4,960,000	5,599,890

Alameda, Corridor Trans. Auth. Rev. Bonds
Ser. B, 5.00%, 10/1/37	BBB+	1,750,000	1,949,745
Ser. B, AGM, 5.00%, 10/1/37	AA	450,000	510,363
Ser. A, AMBAC, zero %, 10/1/19	BBB+	365,000	353,367
Ser. A, AMBAC, U.S. Govt. Coll., zero %, 10/1/19 (Escrowed to maturity)	Aaa	4,635,000	4,550,736

Anaheim, Hsg. & Pub. Impt. Auth. Rev. Bonds, Ser. B
5.00%, 10/1/36	Aa3	1,400,000	1,552,964
5.00%, 10/1/35	Aa3	2,000,000	2,222,300

Anaheim, Pub. Fin. Auth. Rev. Bonds, Ser. A
5.00%, 5/1/46	AA-	2,500,000	2,793,750
5.00%, 5/1/39	AA-	1,000,000	1,123,220

Bay Area Toll Auth. Mandatory Put Bonds (4/1/19), Ser. C, 1.875%, 4/1/47	AA	1,750,000	1,751,610

Bay Area Toll Auth. of CA Rev. Bonds
Ser. S-6, 5.00%, 10/1/54	AA-	8,650,000	9,586,536
Ser. F-1, 5.00%, 4/1/54	AA	14,330,000	15,807,423
(San Francisco Bay Area Sub. Toll Bridge), Ser. S-7, 4.00%, 4/1/33	AA-	14,050,000	15,145,479

CA Hlth. Fac. Fin. Auth. Rev. Bonds
(Providence Hlth. & Svcs.), Ser. C, 6.50%, 10/1/38 (Prerefunded 10/1/18)	AAA/P	100,000	101,274
(Adventist Hlth. Syst.-West), Ser. A, 5.75%, 9/1/39 (Prerefunded 9/1/19)	A	10,500,000	11,009,040
(Cedars Sinai Med. Ctr.), 5.00%, 8/15/39 (Prerefunded 8/15/19)	Aa3	5,400,000	5,617,620
(Adventist Hlth. Syst./West), Ser. A, 4.00%, 3/1/33	A	4,575,000	4,766,418

CA Muni. Fin. Auth. Rev. Bonds
(Biola U.), 5.80%, 10/1/28 (Prerefunded 10/1/18)	Baa1	220,000	222,402
(Channing House), Ser. B, 5.00%, 5/15/47	AA-	6,530,000	7,419,386
(Eisenhower Med. Ctr.), Ser. A, 5.00%, 7/1/42	Baa2	300,000	332,271
(Cmnty. Med. Ctr.), Ser. A, 5.00%, 2/1/42	A-	3,400,000	3,764,378
(Biola U., Inc.), 5.00%, 10/1/39	Baa1	1,000,000	1,131,890
(Biola U., Inc.), 5.00%, 10/1/37	Baa1	500,000	567,650
(Channing House), Ser. B, 5.00%, 5/15/37	AA-	250,000	289,970
(Cmnty. Med. Ctr.), Ser. A, 5.00%, 2/1/37	A-	1,000,000	1,115,000
(Biola U., Inc.), 5.00%, 10/1/36	Baa1	1,250,000	1,420,200
(Cmnty. Med. Ctr.), Ser. A, 5.00%, 2/1/36	A-	1,800,000	2,011,248
(Retirement Hsg. Foundation Oblig. Group), Ser. A, 5.00%, 11/15/32	A-/F	425,000	506,039
(Channing House), Ser. B, 5.00%, 5/15/32	AA-	150,000	176,052
(Retirement Hsg. Foundation Oblig. Group), Ser. A, 5.00%, 11/15/31	A-/F	750,000	890,460
(Retirement Hsg. Foundation Oblig. Group), Ser. A, 5.00%, 11/15/30	A-/F	250,000	295,090

CA Muni. Fin. Auth. Sr. Living Rev. Bonds, (Pilgrim Place Claremont), Ser. A, 6.125%, 5/15/39 (Prerefunded 5/15/19)	AA-	3,000,000	3,122,700

CA Pub. Fin. Auth. Rev. Bonds, (Henry Mayo Newhall Memorial Hosp.), 5.00%, 10/15/37	BBB-	1,000,000	1,084,540

CA School Fac. Fin. Auth. Rev. Bonds, (Alliance College-Ready Pub. Schools), Ser. C, 5.00%, 7/1/31	BBB	1,425,000	1,571,504

CA School Fac. Fin. Auth. 144A Rev. Bonds, (Alliance College-Ready Pub. Schools), Ser. A
5.00%, 7/1/36	BBB	1,250,000	1,371,125
5.00%, 7/1/31	BBB	1,830,000	2,052,016

CA School Fin. Auth. Rev. Bonds, (Kipp LA Projects), Ser. A, 5.125%, 7/1/44	BBB	1,000,000	1,090,570

CA State G.O. Bonds
6.50%, 4/1/33 (Prerefunded 4/1/19)	Aaa	10,830,000	11,246,414
6.50%, 4/1/33	Aa3	9,170,000	9,507,915
5.00%, 10/1/44	Aa3	13,905,000	15,730,843
5.00%, 12/1/43	Aa3	1,500,000	1,681,395
5.00%, 8/1/37	Aa3	6,930,000	8,057,858
5.00%, 8/1/36	Aa3	6,280,000	7,307,031
5.00%, 11/1/30	Aa3	11,465,000	13,804,433
4.00%, 11/1/32	Aa3	5,000,000	5,455,050
4.00%, 9/1/32	Aa3	1,395,000	1,508,930
4.00%, 8/1/31	Aa3	7,400,000	8,021,156
(Veterans Bond), 2.00%, 12/1/20	Aa2	6,000,000	6,002,760

CA State VRDN, 1.45%, 5/1/33	VMIG1	3,930,000	3,930,000

CA State Charter School Fin. Auth. 144A Rev. Bonds, (Summit Pub. Schools)
5.00%, 6/1/53	Baa3	2,350,000	2,530,081
5.00%, 6/1/47	Baa3	1,000,000	1,084,450

CA State Dept. of Wtr. Resources FRN Mandatory Put Bonds (12/1/20), (Central Valley Wtr. Syst.), Ser. AU, 1.73%, 12/1/35	AAA	8,000,000	8,013,520

CA State Edl. Fac. Auth. Rev. Bonds
(CA Lutheran U.), 5.75%, 10/1/38	Baa1	5,000,000	5,050,100
(Pacific U.), 5.50%, 11/1/39 (Prerefunded 11/1/19)	AAA/P	100,000	105,305
(U. of the Pacific), 5.50%, 11/1/39	A2	1,085,000	1,136,972
(U. of the Pacific), U.S. Govt. Coll., 5.50%, 11/1/39 (Prerefunded 11/1/19)	AAA/P	65,000	68,448
(CA College of Arts), 5.25%, 6/1/30	Baa2	1,360,000	1,485,229
(U. of the Pacific), 5.25%, 11/1/29	A2	1,265,000	1,320,787
(Loyola-Marymount U.), Ser. A, 5.125%, 10/1/40	A2	2,955,000	3,075,298
(Pepperdine U.), 5.00%, 10/1/49	AA	2,000,000	2,281,920
(Occidental College), 5.00%, 10/1/45	Aa3	425,000	481,733
(Pepperdine U.), 5.00%, 9/1/45	AA	1,000,000	1,132,800
(Santa Clara U.), 5.00%, 4/1/45	Aa3	2,500,000	2,814,500
(Pepperdine U.), 5.00%, 12/1/44	AA	2,000,000	2,252,780
(Pepperdine U.), 5.00%, 10/1/41	AA	1,500,000	1,720,395
(Occidental College), 5.00%, 10/1/38	Aa3	595,000	678,175
(U. of Redlands), Ser. A, 5.00%, 10/1/37	A3	425,000	479,885
(U. of the Pacific), 5.00%, 11/1/36	A2	500,000	557,660
(Occidental College), 5.00%, 10/1/35	Aa3	500,000	575,190
(U. of Redlands), Ser. A, 5.00%, 10/1/35	A3	1,000,000	1,116,690
(Occidental College), 5.00%, 10/1/34	Aa3	960,000	1,108,464
(Chapman U.), Ser. B, 4.00%, 4/1/47	A2	4,940,000	5,083,161
(Loyola-Marymount U.), Ser. A, NATL, zero %, 10/1/28	A2	355,000	254,123

CA State Hlth. Fac. Fin. Auth. Rev. Bonds
(Lucile Salter Packard Children's Hosp. at Stanford), Ser. A, 5.00%, 11/15/56	A1	3,000,000	3,418,320
(Children's Hosp. Los Angeles), Ser. A, 5.00%, 8/15/42	BBB+	4,000,000	4,484,640
(Sutter Hlth.), Ser. A, 5.00%, 11/15/41	Aa3	5,500,000	6,241,455
(Cedars Sinai Med. Ctr.), Ser. B, 5.00%, 8/15/35	Aa3	5,000,000	5,758,300
(Providence St. Joseph Hlth.), Ser. A, 5.00%, 10/1/30	Aa3	1,550,000	1,810,617
(Providence St. Joseph Hlth.), Ser. A, 5.00%, 10/1/29	Aa3	800,000	938,384
(Providence St. Joseph Hlth.), Ser. A, 4.00%, 10/1/35	Aa3	1,000,000	1,044,980

CA State Infrastructure & Econ. Dev. Bank Mandatory Put Bonds (6/1/22), (Pacific Gas & Elec. Co.), Ser. F, 1.75%, 11/1/26	A3	2,000,000	1,912,660

CA State Infrastructure & Econ. Dev. Bank Rev. Bonds
(Academy Motion Picture Arts & Sciences Oblig. Group), 5.00%, 11/1/41	Aa2	1,000,000	1,118,120
(J. David Gladstone Inst.), Ser. A, 5.00%, 10/1/31	A-	4,000,000	4,317,400
(CA Science Ctr. Phase II), 5.00%, 5/1/31	A	1,000,000	1,155,140
(Segerstrom Ctr. for the Arts), 5.00%, 1/1/25	A-	3,000,000	3,470,370

CA State Muni. Fin. Auth Mobile Home Park Rev. Bonds
(Caritas Sr. Hsg. Network), Ser. A, 5.00%, 8/15/31	BBB	600,000	676,698
(Caritas Affordable Hsg., Inc.), Ser. A, 5.00%, 8/15/30	BBB+	1,000,000	1,102,860
(Caritas Sr. Hsg. Network), Ser. A, 5.00%, 8/15/30	BBB	685,000	775,441

CA State Muni. Fin. Auth. Rev. Bonds, (LINXS Automated People Mover), Ser. A
5.00%, 12/31/35	BBB+/F	1,000,000	1,136,400
5.00%, 12/31/34	BBB+/F	1,200,000	1,365,864
5.00%, 12/31/33	BBB+/F	1,000,000	1,141,860

CA State Muni. Fin. Auth. Charter School Lease 144A Rev. Bonds, (Bella Mente Montessori Academy), Ser. A
5.00%, 6/1/48	Ba1	1,150,000	1,204,798
5.00%, 6/1/38	Ba1	840,000	886,922
5.00%, 6/1/28	Ba1	430,000	463,359

CA State Poll. Control Fin. Auth. Rev. Bonds
(San Jose Wtr. Co.), 5.10%, 6/1/40	A	4,500,000	4,841,235
(Wtr. Furnishing), 5.00%, 11/21/45	Baa3	7,000,000	7,436,520
(San Jose Wtr. Co.), 4.75%, 11/1/46	A	2,250,000	2,434,658

CA State Poll. Control Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (10/15/18), (Republic Svcs., Inc.), Ser. A-1, 1.75%, 11/1/42	A-2	7,000,000	7,000,140

CA State Poll. Control Fin. Auth. Wtr. Fac. Rev. Bonds, (American Wtr. Cap. Corp.), 5.25%, 8/1/40	A	4,000,000	4,255,640

CA State Pub. Wks. Board Rev. Bonds
(Dept. of Ed. - Riverside Campus), Ser. B, 6.00%, 4/1/26 (Prerefunded 4/1/19)	Aaa	2,625,000	2,716,245
Ser. B, 5.00%, 10/1/39	A1	1,500,000	1,685,055
(Various Cap.), Ser. I, 5.00%, 11/1/38	A1	1,880,000	2,106,051
(Dept. of Corrections-State Prisons), Ser. A, AMBAC, 5.00%, 12/1/19	A1	3,670,000	3,790,266

CA State Tobacco Securitization Agcy. Rev. Bonds, (Kern Cnty. Tobacco Funding Corp.), 5.00%, 6/1/40	BBB/P	5,000,000	5,361,300

CA State U. Rev. Bonds
(Systemwide), Ser. A, 5.00%, 11/1/45	Aa2	7,305,000	8,416,310
(Systemwide), Ser. A, 5.00%, 11/1/41	Aa2	13,340,000	15,420,106
Ser. A, 5.00%, 11/1/38	Aa2	2,250,000	2,587,050
Ser. A, 5.00%, 11/1/37	Aa2	10,290,000	11,846,157

CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Sr. Living - Presbyterian Homes), 7.25%, 11/15/41	BBB+/F	6,000,000	6,400,440
(American Baptist Homes West), 5.75%, 10/1/25	BBB+/F	950,000	994,137
(899 Charleston, LLC), Ser. A, 5.375%, 11/1/49	BB/P	1,000,000	1,070,370
(899 Charleston, LLC), Ser. A, 5.25%, 11/1/44	BB/P	300,000	319,041
(John Muir Hlth.), Ser. A, 5.00%, 8/15/51	A1	1,000,000	1,130,790
(Front Porch Cmnty. & Svcs.), Ser. A, 5.00%, 4/1/47	A-	2,000,000	2,235,400
(John Muir Hlth.), Ser. A, 5.00%, 8/15/46	A1	1,365,000	1,548,756
(American Baptist Homes of the West), 5.00%, 10/1/45	BBB+/F	2,550,000	2,752,113
AGM, 5.00%, 11/15/44	AA	5,195,000	5,748,475
(American Baptist Homes of the West), 5.00%, 10/1/43	BBB+/F	1,190,000	1,256,414
(Episcopal Cmntys. and Svcs.), 5.00%, 5/15/42	A-/F	3,250,000	3,472,040
(Culinary Institute of America (The)), Ser. B, 5.00%, 7/1/41	Baa2	380,000	420,006
(Enloe Med. Ctr.), 5.00%, 8/15/38	AA-	2,750,000	3,138,025
(Marin Gen. Hosp.), Ser. A, 5.00%, 8/1/38	A-	500,000	575,955
(Marin Gen. Hosp.), Ser. A, 5.00%, 8/1/37	A-	500,000	577,295
(Marin Gen. Hosp.), Ser. A, 5.00%, 8/1/36	A-	725,000	837,730
(Enloe Med. Ctr.), 5.00%, 8/15/35	AA-	1,580,000	1,808,737
(Marin Gen. Hosp.), Ser. A, 5.00%, 8/1/35	A-	750,000	868,635
(Marin Gen. Hosp.), Ser. A, 5.00%, 8/1/34	A-	650,000	754,572
(Marin Gen. Hosp.), Ser. A, 5.00%, 8/1/33	A-	420,000	489,850
(Viamonte Senior Living 1, Inc.), Ser. A, 5.00%, 7/1/33	AA-	125,000	147,515
(Marin Gen. Hosp.), Ser. A, 5.00%, 8/1/32	A-	350,000	409,798
(Viamonte Senior Living 1, Inc.), Ser. A, 5.00%, 7/1/32	AA-	100,000	118,584
(Episcopal Cmntys. and Svcs.), 5.00%, 5/15/32	A-/F	600,000	644,844
(Front Porch Cmnty. & Svcs.), Ser. A, 5.00%, 4/1/30	A-	310,000	357,362
(Terraces at San Joaquin Gardens), Ser. A, 5.00%, 10/1/22	BB/P	2,685,000	2,896,283
(Viamonte Senior Living 1, Inc.), Ser. A, 4.00%, 7/1/47	AA-	2,000,000	2,054,800
(Front Porch Cmnty. & Svcs.), Ser. A, 4.00%, 4/1/47	A-	1,625,000	1,645,280
(Marin Gen. Hosp.), Ser. A, 4.00%, 8/1/45	A-	2,500,000	2,551,800
(Viamonte Senior Living 1, Inc.), Ser. A, 4.00%, 7/1/43	AA-	1,000,000	1,032,480
(Viamonte Senior Living 1, Inc.), Ser. A, 4.00%, 7/1/39	AA-	875,000	908,635
(Viamonte Senior Living 1, Inc.), Ser. A, 4.00%, 7/1/38	AA-	800,000	832,800
(Viamonte Senior Living 1, Inc.), Ser. A, 4.00%, 7/1/37	AA-	620,000	645,953
(Viamonte Senior Living 1, Inc.), Ser. A, 4.00%, 7/1/35	AA-	300,000	314,106
(Viamonte Senior Living 1, Inc.), Ser. B, 3.00%, 7/1/25	AA-	4,600,000	4,678,752
(Cmnty. Fac. Dist. No. 1-Zone 1B), zero %, 9/1/20	BB/P	375,000	337,121

CA Statewide Cmnty. Dev. Auth. 144A Rev. Bonds
(American Baptist Homes West), 6.25%, 10/1/39	BBB+/F	4,500,000	4,706,415
(CA Baptist U.), Ser. A, 5.00%, 11/1/41	BB/P	1,535,000	1,655,912
(CA Baptist U.), Ser. A, 5.00%, 11/1/32	BB/P	720,000	792,036

CA Statewide Fin. Auth. Tobacco Settlement Rev. Bonds, Class B, 5.625%, 5/1/29	Baa2	1,855,000	1,856,874

Castaic Lake, Wtr. Agcy. COP, (Water Syst. Impt.), AMBAC, zero %, 8/1/27	AA+	6,500,000	4,938,310

Centinela Valley, Union High School Dist. G.O. Bonds, Ser. C, AGM, 4.00%, 8/1/34	AA	5,000,000	5,330,350

Ceres, Unified School Dist. G.O. Bonds, BAM
zero %, 8/1/40	AA	1,285,000	529,073
zero %, 8/1/39	AA	1,075,000	462,669
zero %, 8/1/38	AA	1,000,000	451,500
zero %, 8/1/36	AA	545,000	270,157
zero %, 8/1/34	AA	715,000	387,287
zero %, 8/1/33	AA	250,000	141,515

Cerritos, G.O. Bonds, (Cerritos Cmnty. College Dist.), Ser. A, 5.00%, 8/1/39	Aa2	9,275,000	10,463,220

Chula Vista, Indl. Dev. Rev. Bonds, (San Diego Gas)
Ser. C, 5.875%, 2/15/34	Aa2	2,600,000	2,696,226
Ser. D, 5.875%, 1/1/34	Aa2	5,000,000	5,185,050

Chula Vista, Muni. Fin. Auth. Special Tax Bonds
5.50%, 9/1/30	AA-	740,000	836,503
5.50%, 9/1/29	AA-	2,165,000	2,451,798

Clovis, Unified School Dist. G.O. Bonds, (Election 2012), Ser. D, 5.00%, 8/1/37	Aa2	3,000,000	3,423,090

Commerce, Redev. Agcy. Tax Alloc. Bonds, (Redev. Area 1), U.S. Govt. Coll., zero %, 8/1/21 (Escrowed to maturity)	AAA/P	11,080,000	9,517,831

Corona-Norco, School Dist. Pub. Fin. Auth. Special Tax Bonds
Ser. A, 5.00%, 9/1/35	A-	585,000	643,769
Ser. A, 5.00%, 9/1/32	A-	1,125,000	1,242,563
(Sr. Lien), Ser. A, 5.00%, 9/1/28	A-	275,000	305,412

Corona-Norco, Unified School Dist. G.O. Bonds, (Election 2014), Ser. B
4.00%, 8/1/35	Aa2	200,000	213,508
4.00%, 8/1/34	Aa2	250,000	268,000

Corona-Norco, Unified School Dist. Special Tax Bonds, (Cmnty. Fac. Dist. No. 98-1), 5.00%, 9/1/28	A-	1,590,000	1,765,838

Desert Cmnty. College Dist. G.O. Bonds, 5.00%, 8/1/36	Aa2	1,000,000	1,157,380

Eastern CA Muni. Waste Wtr. Dist. Rev. Bonds, Ser. A, 5.00%, 7/1/45	AA+	2,740,000	3,143,739

El Dorado, Irrigation Dist. Rev. Bonds, Ser. C, 4.00%, 3/1/34	Aa3	1,500,000	1,587,180

Emeryville, Redev. Successor Agcy. Tax Alloc. Bonds, Ser. A, AGM
5.00%, 9/1/34	AA	500,000	563,945
5.00%, 9/1/33	AA	385,000	438,219
5.00%, 9/1/32	AA	450,000	513,855
5.00%, 9/1/31	AA	590,000	675,172
5.00%, 9/1/30	AA	815,000	935,164

Folsom Cordova, Unified School Dist. G.O. Bonds, (School Fac. Impt. Dist. No. 1), Ser. A, NATL, zero %, 10/1/25	Aa3	1,505,000	1,227,779

Fontana, Cmnty. Facs. Special Tax Bonds, (Sierra Hills School Dist. No. 22)
5.00%, 9/1/34	BBB/P	1,000,000	1,084,170
5.00%, 9/1/31	BBB/P	880,000	960,696

Foothill-Eastern Trans. Corridor Agcy. Rev. Bonds, (Toll Road), Ser. B-1, 3.95%, 1/15/53	Baa3	7,000,000	7,031,640

Foothill/Eastern Corridor Agcy. Rev. Bonds, Ser. A, 6.00%, 1/15/53	Baa3	8,000,000	9,277,040

Fullerton, Cmnty. Fac. Dist. No. 1 Special Tax Bonds, (Amerige Heights), 5.00%, 9/1/32	A-	1,000,000	1,091,560

Golden Empire Schools Fin. Auth. Rev. Bonds, (Kern High School Dist.), 4.00%, 5/1/20	A1	500,000	522,540

Golden State Tobacco Securitization Corp. Rev. Bonds
(Tobacco Settlement), Ser. A-1, 5.25%, 6/1/47	BB/P	2,500,000	2,603,750
(Tobacco Settlement), Ser. A-1, 5.00%, 6/1/47	BB/P	3,500,000	3,597,335
Ser. A, 5.00%, 6/1/45	A1	14,000,000	15,698,480
Ser. A, 5.00%, 6/1/40	A1	16,940,000	19,028,871
(Tobacco Settlement), Ser. A-1, 5.00%, 6/1/35	BBB	2,500,000	2,863,550
(Tobacco Settlement), Ser. A-1, 5.00%, 6/1/34	BBB	2,500,000	2,872,675
Ser. A, 5.00%, 6/1/33	A1	4,355,000	4,941,401
Ser. A-1, 5.00%, 6/1/33	B3	7,530,000	7,531,506
(Tobacco Settlement), Ser. A-1, 5.00%, 6/1/33	BBB	5,680,000	6,568,466
Ser. A-1, 5.00%, 6/1/27	BBB+	2,000,000	2,337,960
Ser. A-1, 5.00%, 6/1/26	BBB+	1,100,000	1,273,173
Ser. A, AMBAC, zero %, 6/1/24	A1	12,000,000	10,342,800

Grossmont-Cuyamaca, Cmnty. College Dist. G.O. Bonds, (Election 2012), Ser. B, 4.00%, 8/1/47(FWC)	Aa2	3,500,000	3,659,110

Hartnell Cmnty. College Dist. G.O. Bonds, Ser. A
zero %, 8/1/37	Aa2	3,500,000	1,623,650
zero %, 8/1/36	Aa2	4,750,000	2,327,975
zero %, 8/1/35	Aa2	1,000,000	515,950

Hayward, Unified School Dist. G.O. Bonds, 5.00%, 8/1/38	A+	1,995,000	2,218,640

Imperial Irrigation Elec. Dist. Rev. Bonds
Ser. A, 5.125%, 11/1/38 (Prerefunded 11/1/18)	AA-	365,000	369,566
Ser. C, 5.00%, 11/1/37	AA-	1,500,000	1,719,120
Ser. C, 5.00%, 11/1/36	AA-	1,460,000	1,674,372

Inglewood, Redev. Agcy. Successor Tax Allocation Bonds, (Merged Redev.), Ser. A, BAM
5.00%, 5/1/38	AA	250,000	284,358
5.00%, 5/1/34	AA	500,000	572,855

Inland Valley, Dev. Agcy. Successor Tax Alloc. Bonds, Ser. A, 5.25%, 9/1/37	A-	4,925,000	5,500,536

Irvine, Cmnty. Fac. Dist. No. 13-3 Special Tax Bonds
(Great Park Impt. Area No. 1), 5.00%, 9/1/39	BBB-/P	1,000,000	1,080,140
(Great Park Impt. Area No. 4), 4.00%, 9/1/41	BB-/P	2,500,000	2,541,725

Irvine, Impt. Board Act of 1915 Special Assmt. Bonds
(Ltd. Oblig. Assmt. Dist. No. 13-1), 5.00%, 9/2/29	A+	705,000	770,551
(Dist No. 12-1), 5.00%, 9/2/23	A+	1,000,000	1,116,290

Irvine, Unified School Dist. Special Tax Bonds
(Cmnty. Fac. Dist. No. 09-1), Ser. A, 5.00%, 9/1/47	BB+/P	200,000	223,996
(Cmnty. Fac. Dist. No. 09-1), Ser. C, 5.00%, 9/1/47	BB+/P	1,000,000	1,119,980
(Cmnty. Fac. Dist. No. 09-1), Ser. A, 5.00%, 9/1/42	BB+/P	400,000	449,328
(Cmnty. Fac. Dist. No. 09-1), Ser. B, 5.00%, 9/1/42	BB+/P	1,000,000	1,123,320
BAM, 5.00%, 9/1/38	AA	2,500,000	2,753,750

Jurupa, Pub. Fin. Auth. Special Tax Bonds, Ser. A
5.00%, 9/1/33	A-	600,000	669,882
5.00%, 9/1/32	A-	2,475,000	2,770,664

Kaweah, Delta Hlth. Care Dist. Rev. Bonds, Ser. B, 5.00%, 6/1/40	A3	1,500,000	1,632,210

La Verne, COP, (Brethren Hillcrest Homes), 5.00%, 5/15/29	BBB-/F	635,000	674,218

Lake Elsinore, Pub. Fin. Auth. Local Agcy. Special Tax Bonds, (Canyon Hills Impt. Areas), Ser. A & C
5.00%, 9/1/33	BB+/P	1,105,000	1,207,621
5.00%, 9/1/31	BB+/P	1,045,000	1,149,991

Lodi, Pub. Fin. Auth. Elec. Rev. Bonds, AGM, 5.00%, 9/1/31	AA	1,580,000	1,900,993

Long Beach Marina, Rev. Bonds, 5.00%, 5/15/40	BBB/F	1,000,000	1,101,720

Long Beach, Bond Fin. Auth. Rev. Bonds
(Natural Gas Purchase), Ser. A, 5.50%, 11/15/28	A3	5,000,000	6,022,300
(Aquarium of the Pacific), 5.00%, 11/1/30	A1	1,000,000	1,094,400

Long Beach, Cmnty. College Dist. G.O. Bonds, (2008 Election), Ser. B
zero %, 8/1/34	Aa2	1,500,000	849,210
zero %, 8/1/33	Aa2	625,000	372,606

Long Beach, Harbor Rev. Bonds
(Green Bond), Ser. B, 5.00%, 5/15/43	AA	2,000,000	2,282,560
Ser. A, 5.00%, 5/15/40	AA	5,000,000	5,718,900

Long Beach, Unified School Dist. G.O. Bonds, Ser. D-1, zero %, 8/1/37	Aa2	1,000,000	460,060

Los Angeles Cnty., Pub. Wks. Fin. Auth. Rev. Bonds, Ser. A, 5.00%, 12/1/44	Aa2	1,000,000	1,127,020

Los Angeles Ctny., Pub. Wks. Fin. Auth. Lease Rev. Bonds, Ser. D, 5.00%, 12/1/45	Aa2	3,000,000	3,406,650

Los Angeles, Cmnty. College Dist. G.O. Bonds
(Election of 2008), Ser. A, U.S. Govt. Coll., 6.00%, 8/1/33 (Prerefunded 8/1/19)	Aa1	9,000,000	9,446,130
Ser. G, 4.00%, 8/1/34	Aa1	2,610,000	2,765,895

Los Angeles, Cmnty. Fac. Dist. No. 4 Special Tax Bonds, (Playa Vista Phase 1)
5.00%, 9/1/31	A+	1,500,000	1,686,405
5.00%, 9/1/30	A+	1,500,000	1,690,935
5.00%, 9/1/29	A+	1,500,000	1,698,195

Los Angeles, Dept. of Arpt. Rev. Bonds
Ser. A, 5.00%, 5/15/47	AA-	10,000,000	11,313,700
Ser. D, 5.00%, 5/15/36	AA	1,375,000	1,550,821
Ser. B, 5.00%, 5/15/34	AA	2,500,000	2,907,950
Ser. A, 5.00%, 5/15/33	AA-	3,300,000	3,754,344
(Los Angeles Intl. Arpt.), Ser. B, 5.00%, 5/15/32	AA-	1,000,000	1,122,630
Ser. A, 4.00%, 5/15/34	AA-	1,155,000	1,195,979

Los Angeles, Dept. of Wtr. & Pwr. Rev. Bonds
Ser. D, 5.00%, 7/1/44	Aa2	5,000,000	5,644,350
(Pwr. Syst.), Ser. B, 5.00%, 7/1/43	Aa2	1,500,000	1,679,130
(Pwr. Syst.), Ser. A, 5.00%, 7/1/34	Aa2	1,350,000	1,608,525
Ser. B, 5.00%, 12/1/18	Aa2	2,000,000	2,023,540

Los Angeles, Dept. of Wtr. & Pwr. VRDN, Ser. A-5, 1.40%, 7/1/35	VMIG1	10,000,000	10,000,000

Los Angeles, Harbor Dept. Rev. Bonds
FNMA Coll., FHLMC Coll., 7.60%, 10/1/18 (Escrowed to maturity)	AA+	2,635,000	2,674,630
(Green Bond), Ser. C, 4.00%, 8/1/39	Aa2	2,200,000	2,308,372

Los Angeles, Muni. Impt. Corp. Lease Rev. Bonds, (Real Property), Ser. B, 4.00%, 11/1/33	AA-	3,480,000	3,697,709

Los Angeles, Unified School Dist. G.O. Bonds
(Election 2008), Ser. A, 5.00%, 7/1/40	Aa2	2,000,000	2,292,780
Ser. D, 5.00%, 1/1/34	Aa2	3,865,000	3,994,516
(Election 2008), Ser. B-1, 5.00%, 7/1/33	Aa2	15,000,000	17,969,700

M-S-R Energy Auth. Rev. Bonds, Ser. A, 6.50%, 11/1/39	BBB+	6,000,000	8,574,720

Merced, City School Dist. G.O. Bonds, (Election 2014), 5.00%, 8/1/45	Aa3	3,500,000	3,943,310

Merced, Union High School Dist. G.O. Bonds, AGM
zero %, 8/1/44	AA	8,655,000	2,566,467
zero %, 8/1/39	AA	5,005,000	1,950,949

Metro. Wtr. Dist. Rev. Bonds, (Southern CA Wtr. Wks.), 5.75%, 8/10/18	AAA	5,100,000	5,123,103

Modesto, Irrigation Dist. Elec. Rev. Bonds
5.00%, 10/1/34	A+	500,000	577,675
Ser. A, AGM, 5.00%, 7/1/32	AA	800,000	896,952
5.00%, 10/1/31	A+	780,000	913,029
Ser. A, AGM, 5.00%, 7/1/31	AA	1,600,000	1,797,104

Modesto, Irrigation Dist. Fin. Auth. Elec. Syst. Rev. Bonds, Ser. A, 5.00%, 10/1/40	A+	2,790,000	3,102,759

Murrieta Valley, Unified School Dist. G.O. Bonds, AGM, zero %, 9/1/31	AA	2,000,000	1,279,980

Murrieta, Pub. Fin. Auth. Special Tax Bonds, 5.00%, 9/1/26	A	1,000,000	1,090,740

Napa Valley, Cmnty. College Dist. G.O. Bonds
stepped-coupon zero % (4.00%, 2/1/21), 8/1/34(STP)	Aa2	1,500,000	1,435,890
stepped-coupon zero % (4.00%, 2/1/21), 8/1/33(STP)	Aa2	2,500,000	2,410,100
(Election of 2002), Ser. C, NATL, zero %, 8/1/22	Aa2	5,000	4,097
(Election of 2002), Ser. C, NATL, zero %, 8/1/21	Aa2	1,825,000	1,571,544

Norco, Special Tax Bonds, (Norco Ridge Ranch), BAM
5.00%, 9/1/33	AA	660,000	761,594
5.00%, 9/1/30	AA	2,190,000	2,546,116

North Natomas, Cmnty. Fac. Special Tax Bonds, (Dist. No. 4), Ser. E, 5.25%, 9/1/33	BBB+	1,500,000	1,670,070

Northern CA Gas Auth. No. 1 FRN Rev. Bonds, Ser. B, 2.176%, 7/1/19	A3	3,310,000	3,309,901

Oakland, G.O. Bonds, Ser. A, 5.00%, 1/15/35	Aa2	2,000,000	2,287,340

Oakland, Alameda Cnty. Unified School Dist. G.O. Bonds
(Election of 2006), Ser. A, 6.125%, 8/1/29 (Prerefunded 8/1/19)	Aa3	4,000,000	4,203,640
Ser. A, 5.00%, 8/1/40	Aa3	4,000,000	4,550,360
Ser. C, 5.00%, 8/1/38	Aa3	3,235,000	3,759,717
Ser. C, 5.00%, 8/1/37	Aa3	8,520,000	9,909,271
Ser. A, 5.00%, 8/1/35	Aa3	1,000,000	1,145,180

Orange Cnty., Cmnty. Fac. Dist. Special Tax Bonds, (Ladera Ranch - No. 04-1), Ser. A
5.00%, 8/15/33	BBB	1,750,000	1,889,055
5.00%, 8/15/32	BBB	1,000,000	1,080,710

Orange Cnty., Wtr. Dist. Rev. Bonds, Ser. A, 4.00%, 8/15/41	AAA	2,240,000	2,361,856

Palm Desert, Redev. Agcy. Successor Tax Allocation Bonds, Ser. A, BAM
5.00%, 10/1/30	AA	350,000	411,121
5.00%, 10/1/29	AA	825,000	973,286
5.00%, 10/1/27	AA	600,000	715,584

Peralta Cmnty. College Dist. G.O. Bonds, Ser. A
5.00%, 8/1/34	Aa3	1,000,000	1,143,790
5.00%, 8/1/32	Aa3	2,000,000	2,304,260

Pico Rivera, Pub. Fin. Auth. Lease Rev. Bonds
5.75%, 9/1/39 (Prerefunded 9/1/19)	AA-	6,000,000	6,294,420
5.50%, 9/1/31 (Prerefunded 9/1/19)	AA-	1,000,000	1,046,210
NATL, 5.25%, 9/1/32	AA-	1,000,000	1,198,580
NATL, 5.25%, 9/1/30	AA-	1,295,000	1,545,842

Poway, Unified School Dist. G.O. Bonds, (Election of 2008), zero %, 8/1/29	Aa3	11,350,000	8,054,755

Poway, Unified School Dist. Pub. Fin. Auth. Special Tax Bonds
5.00%, 9/15/32	BBB	490,000	534,125
5.00%, 9/15/28	BBB	1,105,000	1,217,898

Pub. Fin. Auth. Rev. Bonds, (Sharp Healthcare), Ser. A, 4.00%, 8/1/47	AA	10,000,000	10,288,700

Rancho Cordova, Cmnty. Fac. Dist. Special Tax Bonds
(Sunridge Anatolia), Ser. 03-1, 5.00%, 9/1/32	BBB-/P	1,250,000	1,352,150
(Sunridge Anatolia No. 03-1), 4.00%, 9/1/27	BBB-/P	425,000	453,012

Redding, Elec. Syst. Rev. Bonds, NATL, 6.368%, 7/1/22 (Escrowed to maturity)	A	1,810,000	1,961,968

Redwood City, Redev. Agcy., Tax Alloc. Bonds, (Redev. Area 2-A), AMBAC, zero %, 7/15/22	A	3,230,000	2,930,191

Regents of the U. of CA Med. Ctr. (The) Rev. Bonds, Ser. L, 5.00%, 5/15/41	Aa3	2,000,000	2,275,360

Ripon, Redev. Agcy. Tax Alloc. Bonds, (Cmnty. Redev.), NATL, 4.75%, 11/1/36	Baa2	1,380,000	1,380,621

Riverside Cnty., Pub. Fin. Auth. Tax Allocation Bonds, Ser. A, BAM, 4.00%, 10/1/40	AA	1,250,000	1,290,950

Riverside Cnty., Redev. Successor Agcy. Tax Alloc. Bonds, (Hsg.), Ser. B
BAM, stepped-coupon zero % (5.000%, 10/1/21), 10/1/41(STP)	A	1,990,000	1,912,569
stepped-coupon zero % (5.000%, 10/1/21), 10/1/37(STP)	A	1,010,000	975,892
stepped-coupon zero % (5.000%, 10/1/21), 10/1/32(STP)	AA	290,000	284,299
BAM, stepped-coupon zero % (5.000%, 10/1/21), 10/1/29(STP)	AA	775,000	765,003
stepped-coupon zero % (5.000%, 10/1/21), 10/1/28(STP)	AA	235,000	233,035
BAM, stepped-coupon zero % (5.000%, 10/1/21), 10/1/26(STP)	AA	500,000	500,390
BAM, stepped-coupon zero % (5.000%, 10/1/21), 10/1/24(STP)	AA	445,000	435,299

Riverside Cnty., Trans. Comm. Toll Rev. Bonds, Ser. A, 5.75%, 6/1/44	BBB-	750,000	831,578

Rocklin, Special Tax Bonds, 5.00%, 9/1/35	BB/P	3,500,000	3,836,805

Rohnert Pk., Cmnty. Dev. Agcy. Tax Alloc. Bonds, (Rohnert Redev.), NATL, zero %, 8/1/25	A+	1,340,000	1,080,831

Romoland, School Dist. Special Tax Bonds, (Cmnty. Fac. Dist. No. 91-1), 5.00%, 9/1/41	BB/P	1,000,000	1,113,340

Roseville, Special Tax Bonds, (Westpark Cmnty. Pub. Fac. Dist. No. 1)
5.00%, 9/1/37	BBB-/P	1,250,000	1,382,813
5.00%, 9/1/33	BBB-/P	1,000,000	1,112,990

Roseville, Elec. Syst. Fin. Auth. Rev. Bonds, Ser. A
5.00%, 2/1/34	AA-	200,000	231,360
5.00%, 2/1/33	AA-	250,000	290,228
5.00%, 2/1/32	AA-	350,000	409,220
5.00%, 2/1/30	AA-	125,000	147,404
5.00%, 2/1/29	AA-	100,000	117,755
5.00%, 2/1/28	AA-	150,000	178,023

Sacramento Cnty., Arpt. Syst. Rev. Bonds
Ser. E, 5.00%, 7/1/34	A	1,000,000	1,185,840
Ser. E, 5.00%, 7/1/33	A	1,200,000	1,428,768
Ser. E, 5.00%, 7/1/32	A	2,000,000	2,394,760
Ser. E, 5.00%, 7/1/31	A	1,960,000	2,350,667
Ser. A, AGM, 5.00%, 7/1/28	AA	1,500,000	1,500,000
Ser. A, AGM, 5.00%, 7/1/26	AA	5,000,000	5,000,000
Ser. A, AGM, 5.00%, 7/1/25	AA	3,990,000	3,990,000

Sacramento, City Fin. Auth. Tax Alloc. Bonds, Ser. A, FGIC, NATL
zero %, 12/1/23	A-	10,000,000	8,626,100
zero %, 12/1/22	A-	7,500,000	6,698,100

Sacramento, Regl. Trans. Dist. Rev. Bonds, (Farebox), 5.00%, 3/1/42	A3	1,805,000	1,911,044

San Bernardino Cnty., Special Tax Bonds, 5.00%, 9/1/33	BBB-/P	2,500,000	2,743,850

San Bernardino, Cmnty. College Dist. G.O. Bonds
(Election of 2008), Ser. D, 5.00%, 8/1/45	Aa2	1,500,000	1,687,950
Ser. B, 4.00%, 8/1/34	Aa2	10,000,000	10,650,100

San Diego Cmnty. Fac. Dist. No. 3 Special Tax Bonds, 5.00%, 9/1/36	BBB/P	980,000	1,027,011

San Diego Cnty., Regl. Arpt. Auth. Rev. Bonds, Ser. B, 5.00%, 7/1/38	A1	2,000,000	2,191,060

San Diego, Assn. of Govt. South Bay Expressway Toll Rev. Bonds, Ser. A
5.00%, 7/1/42	A	3,000,000	3,464,790
5.00%, 7/1/38	A	2,115,000	2,457,144

San Diego, Cmnty College Dist. G.O. Bonds
5.00%, 8/1/41	Aaa	1,500,000	1,754,790
4.00%, 8/1/41	Aaa	2,345,000	2,470,715

San Diego, Pub. Fac. Fin. Auth. Rev. Bonds
Ser. A, 5.25%, 3/1/40 (Prerefunded 9/1/20)	Aa3	1,000,000	1,079,650
Ser. A, 5.25%, 9/1/35 (Prerefunded 9/1/20)	Aa3	1,500,000	1,619,475
(Cap. Impt.), Ser. A, 5.00%, 10/15/35	AA-	500,000	579,855

San Diego, Pub. Fac. Fin. Auth. Wtr. Rev. Bonds, Ser. B
FCS, FHL Banks Coll., FNMA Coll., U.S. Govt. Coll., 5.00%, 8/1/41	Aa3	3,475,000	4,021,479
5.00%, 8/1/37	Aa3	3,000,000	3,509,580

San Diego, Tobacco Settlement Funding Corp. Rev. Bonds, Ser. C, 4.00%, 6/1/32	BBB	980,000	1,000,100

San Diego, Unified School Dist. G.O. Bonds
(Election 2012), Ser. I, 4.00%, 7/1/34	Aa2	5,000,000	5,342,750
Ser. K-2, zero %, 7/1/35	Aa2	1,025,000	540,729
Ser. K-2, zero %, 7/1/33	Aa2	1,645,000	954,676
Ser. K-2, zero %, 7/1/32	Aa2	1,955,000	1,188,093

San Francisco City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds
Ser. A, 5.25%, 5/1/33	A1	4,000,000	4,456,720
(San Francisco Intl. Arpt.), Ser. 2, 5.00%, 5/1/41	A1	5,000,000	5,611,250

San Francisco City & Cnty., G.O. Bonds, Ser. A
4.00%, 6/15/36	Aaa	5,155,000	5,439,711
4.00%, 6/15/33	Aaa	3,550,000	3,771,946

San Francisco City & Cnty., Rev. Bonds, (Pub. Util. Comm.), 4.00%, 11/1/39	Aa3	5,000,000	5,252,850

San Francisco City & Cnty., Intl. Arpt. Comm. Rev. Bonds, Ser. B, 5.00%, 5/1/43	A1	3,280,000	3,589,632

San Francisco City & Cnty., Pub. Util. Comm. Waste Wtr. Rev. Bonds, Ser. B, 4.00%, 10/1/42	AA	5,000,000	5,193,650

San Francisco City & Cnty., Redev. Agcy. Cmnty. Successor Special Tax Bonds, (No. 6 Mission Bay South Pub. Impts.), Ser. A, 5.00%, 8/1/31	BBB/P	1,140,000	1,236,444

San Francisco, City & Cnty. Arpt. Comm. Rev. Bonds, (Intl. Arpt.)
Ser. F, 5.00%, 5/1/40	A1	4,750,000	4,992,963
Ser. G, 5.00%, 5/1/40	A1	4,400,000	4,625,060

San Francisco, City & Cnty. Redev. Fin. Auth. Tax Alloc. Bonds, (Mission Bay South Redev.), Ser. D, 6.625%, 8/1/39 (Prerefunded 8/1/19)	BBB+	1,250,000	1,320,300

San Francisco, City & Cnty., Redev. Agcy. Cmnty. Successor Tax Alloc. Bonds, (Mission Bay South Redev.), Ser. A, 5.00%, 8/1/43	A-	1,750,000	1,959,598

San Joaquin Hills, Trans. Corridor Agcy. Toll Road Rev. Bonds, Ser. A, 5.00%, 1/15/34	BBB	7,125,000	7,840,350

San Marcos, Unified School Dist. G.O. Bonds, (Election 2010), Ser. B, zero %, 8/1/51	Aa3	6,425,000	1,682,965

San Mateo, Union High School Dist. COP, (Phase I), Ser. B, AMBAC, U.S. Govt. Coll., stepped-coupon zero % (5.00%, 12/15/19), 12/15/43 (Prerefunded 12/15/24)(STP)	AAA/P	500,000	542,155

San Mateo, Union High School Dist. G.O. Bonds, (Election 2010), stepped-coupon zero % (6.700%, 9/1/28), 9/1/41(STP)	Aaa	4,105,000	3,565,398

Santa Ana, Unified School Dist. G.O. Bonds
4.00%, 8/1/33	Aa3	2,000,000	2,167,360
4.00%, 8/1/32	Aa3	2,000,000	2,181,880

Santa Clara Valley, Wtr. Dist. Rev. Bonds, Ser. A, 5.00%, 6/1/46	Aa1	1,500,000	1,719,435

Santa Monica, Cmnty. College Dist. G.O. Bonds, (Election 2016), Ser. A
4.00%, 8/1/35	AA+	500,000	540,035
4.00%, 8/1/34	AA+	500,000	541,840
4.00%, 8/1/33	AA+	250,000	272,508

Santaluz, Cmnty. Fac. Dist. No. 2 Special Tax Bonds, (Impt. Area No. 1), Ser. A
5.25%, 9/1/27 (Prerefunded 9/1/21)	A-	3,265,000	3,558,001
5.25%, 9/1/26 (Prerefunded 9/1/21)	A-	1,485,000	1,616,838
5.10%, 9/1/30 (Prerefunded 9/1/21)	A-	480,000	518,904

Santee, CDC Successor Agcy. Tax Allocation Bonds, Ser. A, BAM
5.00%, 8/1/32	AA	2,000,000	2,316,080
5.00%, 8/1/31	AA	2,410,000	2,800,324
5.00%, 8/1/30	AA	2,440,000	2,842,868

School Fin. Fac. Auth. 144A Rev. Bonds, (Kipp LA Projects), Ser. A, 5.00%, 7/1/45	BBB	1,500,000	1,634,640

South Orange Cnty., Pub. Fin. Auth. Special Tax Bonds, Ser. A
5.00%, 8/15/32	AA	1,000,000	1,082,280
5.00%, 8/15/30	AA	1,130,000	1,227,237

South Western Cmnty. College Dist. G.O. Bonds, (Election 2008), Ser. D
5.00%, 8/1/44	Aa2	4,000,000	4,503,920
zero %, 8/1/37	Aa2	3,100,000	1,340,781

Southern CA Pub. Pwr. Auth. Mandatory Put Bonds (5/1/21), (Canyon Pwr.), Ser. A, 2.25%, 7/1/40	Aa3	12,800,000	12,904,320

Southern CA Pub. Pwr. Auth. Rev. Bonds
(Natural Gas No. 1), Ser. A, 5.25%, 11/1/24	A3	2,850,000	3,250,454
(Natural Gas), Ser. A, 5.25%, 11/1/21	A3	1,500,000	1,644,465
Ser. A, 5.00%, 7/1/40	AA-	6,860,000	7,263,162

Southwestern Cmnty. College Dist. G.O. Bonds, (Election of 2008), Ser. C, zero %, 8/1/46	Aa2	5,000,000	1,560,200

Stockton, Pub. Fin. Auth. Special Tax Bonds, Ser. A, BAM, 4.00%, 9/2/27	AA	570,000	627,023

Stockton, Pub. Wtr. Fin. Auth. Rev. Bonds, (Delta Wtr. Supply), Ser. A
6.25%, 10/1/40	A	1,250,000	1,477,650
6.25%, 10/1/38	A	2,235,000	2,646,866
6.125%, 10/1/35	A	750,000	886,463

Stockton, Unified School Dist. COP
5.00%, 2/1/36	A	1,000,000	1,133,330
5.00%, 2/1/35	A	2,410,000	2,737,664
5.00%, 2/1/34	A	2,295,000	2,613,087
5.00%, 2/1/31	A	1,325,000	1,528,653

Stockton, Unified School Dist. G.O. Bonds, (Election 2012), Ser. A
5.00%, 8/1/42	AA	3,000,000	3,338,070
AGM, 5.00%, 8/1/38	AA	1,000,000	1,115,050

Sunnyvale, Cmnty. Fac. Dist. Special Tax Bonds, 7.65%, 8/1/21	B+/P	2,215,000	2,220,892

Sweetwater, G.O. Bonds, (Union High School Dist.), 5.00%, 8/1/35	A1	2,330,000	2,655,571

Tobacco Securitization Auth. of Southern CA Rev. Bonds
Class A1-SNR, 5.125%, 6/1/46	B+	5,000,000	5,010,950
Ser. A1-SNR, 5.00%, 6/1/37	BB+	2,000,000	2,005,020

Tracy, Operational Partnership, Joint Powers Auth. Lease Rev. Bonds, AGC
6.375%, 10/1/38	AA	2,200,000	2,226,312
6.25%, 10/1/33	AA	3,000,000	3,034,980

Tustin Cmnty., Fac. Dist. Special Tax Bonds, (No. 06-1 Legacy Columbus Villages), Ser. A, 5.00%, 9/1/37	BBB+	2,100,000	2,371,656

Twin Rivers, Unified School Dist. G.O. Bonds, Ser. A, BAM, 5.00%, 8/1/40	AA	2,000,000	2,209,400

U. of CA Rev. Bonds
Ser. O, FHL Banks Coll., U.S. Govt. Coll., 5.25%, 5/15/39 (Prerefunded 5/15/19)	AAA/P	1,620,000	1,673,363
Ser. AR, 5.00%, 5/15/35	Aa2	2,670,000	3,102,540

Union, G.O. Bonds, Ser. A, 5.00%, 9/1/44	Aa1	1,890,000	2,130,578

Yucaipa Special Tax Bonds, (Cmnty. Fac. Dist. No. 98-1 Chapman Heights), 5.375%, 9/1/30	BBB+	2,350,000	2,517,767

			1,179,399,338
Guam (0.5%)

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5.625%, 7/1/40 (Prerefunded 7/1/20)	A-	2,450,000	2,636,274

Territory of GU, Port Auth. Rev. Bonds, Ser. A, 5.00%, 7/1/48	A	1,500,000	1,665,870

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, AGM, 5.00%, 10/1/30	AA	1,000,000	1,069,630

			5,371,774
Pennsylvania (—%)

Lancaster Cnty., Hosp. Auth. VRDN, (Masonic Homes), Ser. D, 1.53%, 7/1/34	A-1	570,000	570,000

			570,000
Texas (0.6%)

Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN, (The Methodist Hosp.), Ser. C-1, 1.58%, 12/1/24	A-1+	7,095,000	7,095,000

			7,095,000
TOTAL INVESTMENTS

Total investments (cost $1,150,873,061)			$1,192,436,112

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2017 through June 30, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,198,883,894.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(FWC)	Forward commitment, in part or in entirety.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Local debt	17.5%
	State debt	13.7
	Transportation	12.8
	Utilities	11.6
	Land	10.1

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$1,192,436,112	$—

Totals by level	$—	$1,192,436,112	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam California Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 28, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: August 28, 2018